THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Aerospace & Defense — 0.6%
13,824	Howmet Aerospace, Inc.	$2,485,140
	Automobile Components — 0.5%
61,859	BorgWarner, Inc.	2,276,411
	Automobiles — 1.3%
106,188	General Motors Co.	5,664,068
	Banks — 3.7%
80,482	Bank of America Corp.	3,804,384
47,855	Citigroup, Inc.	4,484,013
323,123	Regions Financial Corp.	8,184,706
		16,473,103
	Biotechnology — 3.4%
7,978	Amgen, Inc.	2,354,308
57,329	Gilead Sciences, Inc.	6,437,473
67,640	Halozyme Therapeutics, Inc.[1]	4,056,371
9,507	United Therapeutics Corp.[1]	2,611,573
		15,459,725
	Broadline Retail — 2.4%
119,838	eBay, Inc.	10,995,137
	Building Products — 1.4%
44,613	Owens Corning	6,220,391
	Capital Markets — 3.5%
32,863	CME Group, Inc.	9,145,115
21,018	Intercontinental Exchange, Inc.	3,884,757
28,594	Nasdaq, Inc.	2,751,315
		15,781,187
	Communications Equipment — 6.3%
67,807	Arista Networks, Inc.[1]	8,355,178
83,708	Ciena Corp.[1]	7,771,451
34,402	Cisco Systems, Inc.	2,342,088
31,274	F5, Inc.[1]	9,801,897
		28,270,614
	Construction Materials — 2.0%
94,033	CRH PLC	8,975,450
	Consumer Staples Distribution & Retail — 1.1%
71,752	Kroger Co.	5,029,815
	Electric Utilities — 0.7%
71,777	Exelon Corp.	3,225,658
	Electrical Equipment — 1.1%
27,055	AMETEK, Inc.	5,001,117
	Electronic Equipment, Instruments & Components — 0.5%
11,197	TE Connectivity PLC	2,303,783
	Energy Equipment & Services — 2.2%
221,897	Baker Hughes Co.	9,996,460
	Entertainment — 0.5%
19,093	Walt Disney Co.	2,274,167
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — 5.4%
27,822	Corpay, Inc.[1]	$8,987,897
3,937	Mastercard, Inc. Class A	2,230,192
121,043	PayPal Holdings, Inc.[1]	8,322,917
13,508	Visa, Inc. Class A	4,666,609
		24,207,615
	Food Products — 1.5%
87,214	General Mills, Inc.	4,271,742
90,165	Kraft Heinz Co.	2,475,931
		6,747,673
	Health Care Equipment & Supplies — 1.5%
72,924	Medtronic PLC	6,580,662
	Health Care Providers & Services — 2.3%
23,396	Cencora, Inc.	6,693,128
12,202	Elevance Health, Inc.	3,454,142
		10,147,270
	Hotels, Restaurants & Leisure — 2.5%
21,742	Airbnb, Inc. Class A1	2,878,858
9,545	DoorDash, Inc. Class A1	2,388,636
33,059	Expedia Group, Inc.	5,957,893
		11,225,387
	Household Durables — 0.6%
24,283	Toll Brothers, Inc.	2,874,136
	Insurance — 1.1%
14,418	Marsh & McLennan Cos., Inc.	2,872,066
29,035	Unum Group	2,085,003
		4,957,069
	Interactive Media & Services — 3.3%
49,869	Alphabet, Inc. Class A	9,569,861
6,886	Meta Platforms, Inc. Class A	5,325,908
		14,895,769
	IT Services — 4.5%
48,160	Amdocs Ltd.	4,110,938
41,161	Cognizant Technology Solutions Corp. Class A	2,953,713
42,267	Okta, Inc.[1]	4,133,713
70,917	Twilio, Inc. Class A1	9,148,293
		20,346,657
	Machinery — 2.2%
50,339	Allison Transmission Holdings, Inc.	4,534,034
7,414	Snap-on, Inc.	2,381,302
15,256	Westinghouse Air Brake Technologies Corp.	2,929,915
		9,845,251
	Marine Transportation — 0.6%
27,966	Kirby Corp.[1]	2,665,439
	Media — 3.1%
138,132	Comcast Corp. Class A	4,590,126
165,797	Fox Corp. Class A	9,244,841
		13,834,967
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — 1.3%
75,765	Freeport-McMoRan, Inc.	$3,048,784
45,225	Newmont Corp.	2,808,472
		5,857,256
	Multi-Utilities — 0.9%
28,102	DTE Energy Co.	3,889,598
	Oil, Gas & Consumable Fuels — 1.7%
154,757	APA Corp.[2]	2,985,262
145,408	Devon Energy Corp.	4,830,454
		7,815,716
	Passenger Airlines — 1.5%
123,957	Delta Air Lines, Inc.	6,595,752
	Pharmaceuticals — 3.2%
95,079	Bristol-Myers Squibb Co.	4,117,872
47,980	Johnson & Johnson	7,904,225
99,694	Pfizer, Inc.	2,321,873
		14,343,970
	Professional Services — 1.8%
96,654	SS&C Technologies Holdings, Inc.	8,261,984
	Real Estate Management & Development — 1.5%
44,298	CBRE Group, Inc. Class A1	6,898,971
	Retail REITs — 1.0%
28,525	Simon Property Group, Inc.	4,672,110
	Semiconductors & Semiconductor Equipment — 9.5%
46,867	Applied Materials, Inc.	8,438,872
40,678	Cirrus Logic, Inc.[1]	4,096,681
75,428	Lam Research Corp.	7,153,592
19,609	Micron Technology, Inc.	2,140,126
124,785	ON Semiconductor Corp.[1]	7,032,883
41,411	QUALCOMM, Inc.	6,077,478
72,479	Skyworks Solutions, Inc.	4,967,711
20,371	Universal Display Corp.[2]	2,941,572
		42,848,915
	Software — 9.0%
84,805	Docusign, Inc.[1]	6,414,650
319,261	Dropbox, Inc. Class A1	8,674,321
138,650	Dynatrace, Inc.[1]	7,294,377
23,410	Fortinet, Inc.[1]	2,338,659
29,995	Salesforce, Inc.	7,748,608
111,871	Zoom Communications, Inc.[1]	8,284,048
		40,754,663
	Specialized REITs — 1.1%
11,228	American Tower Corp.	2,339,803
3,091	Equinix, Inc.	2,426,960
		4,766,763
	Specialty Retail — 3.3%
57,047	CarMax, Inc.[1]	3,229,431
25,175	Ross Stores, Inc.	3,437,394
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
67,308	TJX Cos., Inc.	$8,381,865
		15,048,690
	Technology Hardware, Storage & Peripherals — 3.1%
447,586	Hewlett Packard Enterprise Co.	9,260,554
46,374	NetApp, Inc.	4,828,925
		14,089,479
	Textiles, Apparel & Luxury Goods — 0.5%
30,791	NIKE, Inc. Class B	2,299,780
	TOTAL COMMON STOCKS (Cost $339,415,880)	446,903,768
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$2,116,606	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $2,116,685, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $2,148,600, coupon rate of 3.875%, due 5/31/27, market value of $2,159,133)	2,116,606
	TOTAL REPURCHASE AGREEMENT (Cost $2,116,606)	2,116,606
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.6%
2,715,053	State Street Navigator Securities Lending Government Money Market Portfolio, 4.33%[3]	2,715,053
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,715,053)	2,715,053
TOTAL INVESTMENTS (Cost $344,247,539)	100.3%	$451,735,427
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(1,298,640)
NET ASSETS	100.0%	$450,436,787

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2025.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Air Freight & Logistics — 0.5%
55,089	Expeditors International of Washington, Inc.	$6,403,545
	Biotechnology — 3.5%
484,038	Incyte Corp.[1]	36,249,606
59,185	Neurocrine Biosciences, Inc.[1]	7,589,292
		43,838,898
	Broadline Retail — 1.8%
239,187	eBay, Inc.	21,945,407
	Building Products — 3.0%
83,443	Trane Technologies PLC	36,554,710
	Chemicals — 0.6%
283,133	Axalta Coating Systems Ltd.[1]	8,018,327
	Commercial Services & Supplies — 0.6%
31,755	Cintas Corp.	7,067,075
	Communications Equipment — 4.6%
334,458	Arista Networks, Inc.[1]	41,211,915
34,674	Motorola Solutions, Inc.	15,221,192
		56,433,107
	Consumer Finance — 0.5%
20,502	American Express Co.	6,136,454
	Consumer Staples Distribution & Retail — 0.5%
80,920	Sysco Corp.	6,441,232
	Electronic Equipment, Instruments & Components — 6.6%
355,842	Amphenol Corp. Class A	37,900,731
40,673	CDW Corp.	7,092,558
165,033	Jabil, Inc.	36,830,415
		81,823,704
	Entertainment — 4.3%
29,499	Netflix, Inc.[1]	34,201,141
31,401	Spotify Technology SA1	19,673,982
		53,875,123
	Financial Services — 4.6%
148,011	Fiserv, Inc.[1]	20,564,648
124,707	PayPal Holdings, Inc.[1]	8,574,853
80,733	Visa, Inc. Class A	27,890,830
		57,030,331
	Health Care Providers & Services — 2.5%
38,761	Cardinal Health, Inc.	6,016,483
89,227	Cencora, Inc.	25,526,060
		31,542,543
	Health Care Technology — 0.7%
138,359	Doximity, Inc. Class A1	8,128,591
	Hotels, Restaurants & Leisure — 2.9%
2,175	Booking Holdings, Inc.	11,971,331
134,114	Expedia Group, Inc.	24,170,025
		36,141,356
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 0.6%
48,003	Procter & Gamble Co.	$7,223,011
	Insurance — 0.8%
52,586	Marsh & McLennan Cos., Inc.	10,475,131
	Interactive Media & Services — 6.4%
202,072	Alphabet, Inc. Class A	38,777,616
52,202	Meta Platforms, Inc. Class A	40,375,115
		79,152,731
	IT Services — 5.4%
303,885	Okta, Inc.[1]	29,719,953
288,825	Twilio, Inc. Class A1	37,258,425
		66,978,378
	Life Sciences Tools & Services — 1.2%
78,251	IQVIA Holdings, Inc.[1]	14,543,731
	Pharmaceuticals — 1.4%
217,357	Bristol-Myers Squibb Co.	9,413,731
107,089	Merck & Co., Inc.	8,365,793
		17,779,524
	Professional Services — 1.6%
56,065	Paychex, Inc.	8,091,861
51,459	Paycom Software, Inc.	11,914,817
		20,006,678
	Semiconductors & Semiconductor Equipment — 16.9%
181,302	Applied Materials, Inc.	32,645,238
18,538	KLA Corp.	16,295,458
371,755	Lam Research Corp.	35,257,244
349,746	Marvell Technology, Inc.	28,109,086
17,112	Monolithic Power Systems, Inc.	12,170,739
235,128	NVIDIA Corp.	41,822,218
176,928	QUALCOMM, Inc.	25,965,953
159,753	Teradyne, Inc.	17,162,265
		209,428,201
	Software — 18.2%
84,669	Autodesk, Inc.[1]	25,664,020
57,070	Datadog, Inc. Class A1	7,988,659
425,508	Docusign, Inc.[1]	32,185,425
156,383	Dynatrace, Inc.[1]	8,227,310
336,090	Fortinet, Inc.[1]	33,575,391
75,753	Microsoft Corp.	40,414,225
132,581	Palo Alto Networks, Inc.[1]	23,016,062
121,294	Salesforce, Inc.	31,333,879
11,065	ServiceNow, Inc.[1]	10,435,623
55,218	Workday, Inc. Class A1	12,665,905
		225,506,499
	Specialized REITs — 1.0%
57,010	American Tower Corp.	11,880,314
	Specialty Retail — 7.6%
79,960	Ross Stores, Inc.	10,917,738
248,452	TJX Cos., Inc.	30,939,728
30,550	Ulta Beauty, Inc.[1]	15,733,556
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
196,585	Williams-Sonoma, Inc.	$36,771,224
		94,362,246
	Textiles, Apparel & Luxury Goods — 1.4%
163,741	Tapestry, Inc.	17,688,940
	TOTAL COMMON STOCKS (Cost $780,402,417)	1,236,405,787
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$8,987,447	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $8,987,786, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $9,122,900, coupon rate of 3.875%, due 5/31/27, market value of $9,167,220)	8,987,447
	TOTAL REPURCHASE AGREEMENT (Cost $8,987,447)	8,987,447
TOTAL INVESTMENTS (Cost $789,389,864)	100.4%	$1,245,393,234
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(5,017,424)
NET ASSETS	100.0%	$1,240,375,810

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 100.0%
	Air Freight & Logistics — 1.0%
96	FedEx Corp.	$21,455
	Automobile Components — 1.1%
620	BorgWarner, Inc.	22,816
	Banks — 7.8%
613	Bank of America Corp.	28,976
494	Citigroup, Inc.	46,288
512	Columbia Banking System, Inc.	12,186
108	East West Bancorp, Inc.	10,827
846	Regions Financial Corp.	21,429
1,048	U.S. Bancorp	47,118
		166,824
	Beverages — 0.7%
316	Molson Coors Beverage Co. Class B	15,395
	Biotechnology — 0.9%
170	Gilead Sciences, Inc.	19,089
	Broadline Retail — 3.0%
691	eBay, Inc.	63,399
	Building Products — 4.1%
367	Johnson Controls International PLC	38,535
256	Owens Corning	35,694
29	Trane Technologies PLC	12,704
		86,933
	Capital Markets — 7.7%
197	Bank of New York Mellon Corp.	19,986
204	CME Group, Inc.	56,769
221	Intercontinental Exchange, Inc.	40,847
477	Janus Henderson Group PLC	20,654
237	State Street Corp.	26,485
		164,741
	Chemicals — 2.9%
129	CF Industries Holdings, Inc.	11,975
141	Corteva, Inc.	10,170
553	DuPont de Nemours, Inc.	39,761
		61,906
	Communications Equipment — 2.0%
616	Cisco Systems, Inc.	41,937
	Construction & Engineering — 1.0%
34	EMCOR Group, Inc.	21,335
	Consumer Finance — 0.7%
200	Synchrony Financial	13,934
	Consumer Staples Distribution & Retail — 1.7%
347	Kroger Co.	24,325
110	Target Corp.	11,055
		35,380
	Containers & Packaging — 0.5%
225	Sonoco Products Co.	10,141
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 3.8%
275	Evergy, Inc.	$19,470
170	Eversource Energy	11,237
1,101	Exelon Corp.	49,479
		80,186
	Electrical Equipment — 1.7%
36	Eaton Corp. PLC	13,850
156	Emerson Electric Co.	22,699
		36,549
	Energy Equipment & Services — 1.8%
1,042	TechnipFMC PLC	37,897
	Financial Services — 2.9%
752	MGIC Investment Corp.	19,477
601	PayPal Holdings, Inc.[1]	41,325
		60,802
	Food Products — 2.7%
741	General Mills, Inc.	36,294
76	Ingredion, Inc.	9,997
412	Kraft Heinz Co.	11,314
		57,605
	Health Care Equipment & Supplies — 0.5%
121	Medtronic PLC	10,919
	Health Care Providers & Services — 5.0%
91	Cardinal Health, Inc.	14,125
106	Cigna Group	28,342
74	Elevance Health, Inc.	20,948
92	Humana, Inc.	22,988
63	Molina Healthcare, Inc.[1]	9,946
58	Universal Health Services, Inc. Class B	9,654
		106,003
	Hotel & Resort REITs — 1.0%
1,345	Host Hotels & Resorts, Inc.	21,143
	Hotels, Restaurants & Leisure — 0.5%
133	Wyndham Hotels & Resorts, Inc.	11,438
	Household Durables — 1.2%
225	Toll Brothers, Inc.	26,631
	Household Products — 0.4%
76	Kimberly-Clark Corp.	9,471
	Insurance — 2.9%
177	Fidelity National Financial, Inc.	9,988
95	Hartford Insurance Group, Inc.	11,817
305	Old Republic International Corp.	11,032
391	Unum Group	28,078
		60,915
	IT Services — 0.9%
114	Amdocs Ltd.	9,731
134	Cognizant Technology Solutions Corp. Class A	9,616
		19,347
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 1.0%
1,574	Avantor, Inc.[1]	$21,155
	Machinery — 2.1%
49	Caterpillar, Inc.	21,463
18	Parker-Hannifin Corp.	13,174
105	Pentair PLC	10,731
		45,368
	Media — 4.8%
472	Comcast Corp. Class A	15,685
787	Fox Corp. Class A	43,883
583	Omnicom Group, Inc.[2]	42,005
		101,573
	Metals & Mining — 2.2%
770	Newmont Corp.	47,817
	Oil, Gas & Consumable Fuels — 4.8%
1,240	APA Corp.	23,920
467	Devon Energy Corp.	15,514
181	EOG Resources, Inc.	21,724
503	Ovintiv, Inc.	20,713
1,466	Permian Resources Corp.	20,758
		102,629
	Passenger Airlines — 2.0%
804	Delta Air Lines, Inc.	42,781
	Pharmaceuticals — 5.9%
859	Bristol-Myers Squibb Co.	37,203
170	Jazz Pharmaceuticals PLC[1]	19,487
197	Johnson & Johnson	32,454
1,620	Pfizer, Inc.	37,730
		126,874
	Professional Services — 1.2%
175	KBR, Inc.	8,180
205	SS&C Technologies Holdings, Inc.	17,523
		25,703
	Real Estate Management & Development — 1.6%
225	CBRE Group, Inc. Class A1	35,041
	Retail REITs — 0.4%
167	Realty Income Corp.	9,374
	Semiconductors & Semiconductor Equipment — 3.1%
68	Applied Materials, Inc.	12,244
114	Cirrus Logic, Inc.[1]	11,481
1,773	Intel Corp.	35,106
53	QUALCOMM, Inc.	7,778
		66,609
	Software — 3.9%
160	Salesforce, Inc.	41,333
558	Zoom Communications, Inc.[1]	41,320
		82,653
	Specialized REITs — 1.6%
1,058	VICI Properties, Inc.	34,491
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 1.5%
307	Best Buy Co., Inc.	$19,974
66	Williams-Sonoma, Inc.	12,345
		32,319
	Technology Hardware, Storage & Peripherals — 2.1%
2,207	Hewlett Packard Enterprise Co.	45,663
	Textiles, Apparel & Luxury Goods — 1.4%
51	Ralph Lauren Corp.	15,236
131	Tapestry, Inc.	14,152
		29,388
	TOTAL COMMON STOCKS (Cost $1,844,473)	2,133,629
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$16,132	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $16,133, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $16,400, coupon rate of 3.875%, due 5/31/27, market value of $16,505)	16,132
	TOTAL REPURCHASE AGREEMENT (Cost $16,132)	16,132
TOTAL INVESTMENTS (Cost $1,860,605)	100.7%	$2,149,761
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(15,336)
NET ASSETS	100.0%	$2,134,425

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.7%
	Air Freight & Logistics — 0.6%
1,995	Radiant Logistics, Inc.[1]	$11,790
	Automobile Components — 1.2%
3,017	American Axle & Manufacturing Holdings, Inc.[1]	13,426
96	Visteon Corp.[1]	10,670
		24,096
	Banks — 10.3%
620	Amalgamated Financial Corp.	17,974
861	Civista Bancshares, Inc.	16,764
319	Enterprise Financial Services Corp.	17,606
866	First BanCorp	18,039
794	Hanmi Financial Corp.	18,111
265	Mid Penn Bancorp, Inc.	7,274
478	OFG Bancorp	20,372
458	Origin Bancorp, Inc.	16,740
534	Renasant Corp.	19,566
214	S&T Bancorp, Inc.	7,841
460	South Plains Financial, Inc.	17,070
520	Third Coast Bancshares, Inc.[1]	19,578
306	WSFS Financial Corp.	16,781
		213,716
	Biotechnology — 4.6%
1,499	CareDx, Inc.[1]	18,415
447	Catalyst Pharmaceuticals, Inc.[1]	9,535
1,028	Prothena Corp. PLC[1]	7,062
6,665	Relay Therapeutics, Inc.[1]	23,461
1,505	Sage Therapeutics, Inc.[1]	13,064
3,045	Vir Biotechnology, Inc.[1]	15,438
5,472	Zentalis Pharmaceuticals, Inc.[1]	7,551
		94,526
	Building Products — 1.2%
924	Resideo Technologies, Inc.[1,2]	25,225
	Capital Markets — 1.0%
1,616	WisdomTree, Inc.	21,444
	Chemicals — 0.7%
254	Minerals Technologies, Inc.	14,770
	Commercial Services & Supplies — 2.3%
123	Brady Corp. Class A	8,680
404	Interface, Inc.	8,330
679	OPENLANE, Inc.[1]	16,731
1,378	Steelcase, Inc. Class A	14,235
		47,976
	Communications Equipment — 1.1%
718	Digi International, Inc.[1]	23,414
	Construction & Engineering — 1.6%
684	Tutor Perini Corp.[1]	32,935
	Consumer Finance — 2.7%
1,789	EZCORP, Inc. Class A1	25,618
1,711	Green Dot Corp. Class A1	17,315
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Finance — (Continued)
415	PROG Holdings, Inc.	$13,214
		56,147
	Containers & Packaging — 1.2%
4,385	Ardagh Metal Packaging SA	17,365
559	O-I Glass, Inc.[1]	7,272
		24,637
	Diversified Consumer Services — 2.2%
282	Adtalem Global Education, Inc.[1]	32,224
243	Frontdoor, Inc.[1]	14,216
		46,440
	Diversified REITs — 0.4%
291	Essential Properties Realty Trust, Inc.	8,873
	Electrical Equipment — 2.3%
559	Allient, Inc.	22,534
179	EnerSys	16,534
290	Thermon Group Holdings, Inc.[1]	8,201
		47,269
	Electronic Equipment, Instruments & Components — 4.8%
494	Benchmark Electronics, Inc.	19,019
191	Itron, Inc.[1]	23,787
1,146	Mirion Technologies, Inc.[1]	25,613
62	Plexus Corp.[1]	7,905
125	Sanmina Corp.[1]	14,505
205	ScanSource, Inc.[1]	7,962
		98,791
	Energy Equipment & Services — 2.0%
982	Innovex International, Inc.[1]	16,124
1,117	Liberty Energy, Inc.	13,784
491	Oceaneering International, Inc.[1]	10,655
		40,563
	Financial Services — 2.2%
275	Banco Latinoamericano de Comercio Exterior SA	10,989
2,158	Pagseguro Digital Ltd. Class A	16,897
1	Paysafe Ltd.[1,2]	12
1,383	StoneCo Ltd. Class A1,2	17,675
		45,573
	Food Products — 0.8%
1,102	Dole PLC	15,692
	Health Care Equipment & Supplies — 3.5%
527	Enovis Corp.[1]	14,123
654	Novocure Ltd.[1]	7,567
511	Omnicell, Inc.[1]	15,846
674	Orthofix Medical, Inc.[1]	7,441
1,418	Tactile Systems Technology, Inc.[1]	14,152
1,906	Varex Imaging Corp.[1]	13,876
		73,005
	Health Care Providers & Services — 2.0%
812	AMN Healthcare Services, Inc.[1]	14,892
795	Castle Biosciences, Inc.[1]	12,044
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
1,149	Pediatrix Medical Group, Inc.[1]	$14,076
		41,012
	Health Care Technology — 1.0%
3,669	Health Catalyst, Inc.[1]	13,392
1,132	Teladoc Health, Inc.[1,2]	8,162
		21,554
	Hotel & Resort REITs — 1.4%
2,171	DiamondRock Hospitality Co.	16,760
1,774	RLJ Lodging Trust[2]	13,128
		29,888
	Hotels, Restaurants & Leisure — 0.7%
933	Brightstar Lottery PLC	13,846
	Household Durables — 2.2%
415	La-Z-Boy, Inc.	14,928
1,275	Leggett & Platt, Inc.	12,176
629	Tri Pointe Homes, Inc.[1]	19,373
		46,477
	Industrial REITs — 0.7%
962	LXP Industrial Trust	7,465
181	STAG Industrial, Inc.	6,214
		13,679
	Insurance — 2.2%
1,173	Hamilton Insurance Group Ltd. Class B1	25,208
144	HCI Group, Inc.	20,165
		45,373
	Interactive Media & Service — 1.0%
650	Cargurus, Inc.[1]	21,333
	IT Services — 0.8%
1,178	DXC Technology Co.[1]	16,033
	Life Sciences Tools & Services — 1.0%
3,448	Cytek Biosciences, Inc.[1,2]	12,413
4,005	MaxCyte, Inc.[1]	8,250
		20,663
	Machinery — 3.7%
117	Lindsay Corp.	15,972
1,872	Manitowoc Co., Inc.[1]	23,868
966	Mueller Water Products, Inc. Class A	23,918
150	Tennant Co.	12,381
		76,139
	Metals & Mining — 2.2%
420	Commercial Metals Co.	21,781
1,783	Constellium SE1	24,445
		46,226
	Multi-Utilities — 1.8%
436	Avista Corp.	16,263
153	Black Hills Corp.	8,840
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — (Continued)
212	Northwestern Energy Group, Inc.	$11,384
		36,487
	Office REITs — 1.5%
1,087	Douglas Emmett, Inc.	16,479
1,126	Postal Realty Trust, Inc. Class A	15,437
		31,916
	Oil, Gas & Consumable Fuels — 3.2%
2,545	Berry Corp.	7,686
958	Excelerate Energy, Inc. Class A	24,582
421	Teekay Tankers Ltd. Class A	17,830
601	World Kinect Corp.	16,389
		66,487
	Passenger Airlines — 0.7%
3,831	Blade Air Mobility, Inc.[1]	15,286
	Pharmaceuticals — 4.6%
513	Collegium Pharmaceutical, Inc.[1]	15,318
1,325	Pacira BioSciences, Inc.[1]	27,944
526	Supernus Pharmaceuticals, Inc.[1]	18,463
5,655	Terns Pharmaceuticals, Inc.[1]	32,969
		94,694
	Professional Services — 1.2%
255	Korn Ferry	18,072
577	Upwork, Inc.[1]	6,901
		24,973
	Real Estate Management & Development — 0.8%
1,399	Cushman & Wakefield PLC[1]	17,054
	Retail REITs — 0.7%
543	InvenTrust Properties Corp.	14,970
	Semiconductors & Semiconductor Equipment — 2.9%
672	ACM Research, Inc. Class A1	20,402
700	Penguin Solutions, Inc.[1]	16,499
766	Photronics, Inc.[1]	15,596
131	Synaptics, Inc.[1]	8,213
		60,710
	Software — 6.8%
1,201	A10 Networks, Inc.	22,122
1,183	Freshworks, Inc. Class A1	15,367
692	LiveRamp Holdings, Inc.[1]	22,712
1,018	OneSpan, Inc.	15,016
1,020	PagerDuty, Inc.[1]	16,442
740	Rapid7, Inc.[1]	15,629
1,789	Sprinklr, Inc. Class A1	16,119
830	Verint Systems, Inc.[1]	17,662
		141,069
	Specialized REITs — 0.7%
1,102	Safehold, Inc.	15,417
	Specialty Retail — 2.9%
222	Abercrombie & Fitch Co. Class A1	21,317
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
898	ODP Corp.[1]	$16,020
300	Urban Outfitters, Inc.[1]	22,584
		59,921
	Textiles, Apparel & Luxury Goods — 0.6%
506	Carter’s, Inc.[2]	12,265
	Trading Companies & Distributors — 3.7%
1,476	DNOW, Inc.[1]	22,967
1,500	Hudson Technologies, Inc.[1]	14,085
1,459	MRC Global, Inc.[1]	21,418
322	Rush Enterprises, Inc. Class A	17,433
		75,903
	TOTAL COMMON STOCKS (Cost $1,756,795)	2,026,257
Face Amount
REPURCHASE AGREEMENT* — 1.1%
$22,324	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $22,325, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $22,700, coupon rate of 3.875%, due 5/31/27, market value of $22,850)	22,324
	TOTAL REPURCHASE AGREEMENT (Cost $22,324)	22,324
TOTAL INVESTMENTS (Cost $1,779,119)	98.8%	$2,048,581
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	25,882
NET ASSETS	100.0%	$2,074,463

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.1%
	Japan — 19.3%
65,700	Asahi Kasei Corp.	$459,856
22,400	Canon, Inc.	638,727
32,100	Idemitsu Kosan Co. Ltd.[1]	206,223
34,500	Japan Post Bank Co. Ltd.	387,782
15,500	Komatsu Ltd.	500,050
5,600	Lasertec Corp.[1]	576,340
24,000	Mitsubishi Electric Corp.	531,883
26,500	Nitto Denko Corp.[1]	551,966
12,100	Obayashi Corp.	178,812
6,100	Obic Co. Ltd.	219,244
35,200	Ono Pharmaceutical Co. Ltd.[1]	394,599
17,300	Otsuka Corp.[1]	328,964
16,600	SBI Holdings, Inc.	623,271
10,700	Sekisui Chemical Co. Ltd.	186,789
31,500	Shionogi & Co. Ltd.	531,824
12,000	Sumitomo Corp.	307,162
15,300	Sumitomo Electric Industries Ltd.	381,282
37,600	Suzuki Motor Corp.	415,520
16,300	TIS, Inc.	522,724
		7,943,018
	Canada — 12.7%
3,198	Agnico Eagle Mines Ltd.	397,003
4,000	Bank of Montreal	441,513
9,900	Bank of Nova Scotia	550,802
27,300	Barrick Mining Corp.	576,303
8,100	Canadian Imperial Bank of Commerce	578,914
6,000	CGI, Inc.	578,435
11,200	Gildan Activewear, Inc.	565,739
6,400	Imperial Oil Ltd.	533,626
15,600	Manulife Financial Corp.	482,659
13,429	Suncor Energy, Inc.	529,658
		5,234,652
	United Kingdom — 12.5%
4,800	Admiral Group PLC[1]	216,671
37,900	Barclays PLC	185,846
12,500	British American Tobacco PLC[1]	666,928
213,000	Centrica PLC	463,017
72,600	CK Hutchison Holdings Ltd.	475,368
48,200	HSBC Holdings PLC	587,411
11,600	Imperial Brands PLC	452,539
85,000	Kingfisher PLC	303,651
646,900	Lloyds Banking Group PLC	664,668
73,418	NatWest Group PLC	510,976
2,000	Next PLC	325,144
257,100	Vodafone Group PLC	278,490
		5,130,709
	Germany — 9.4%
2,500	adidas AG	479,446
700	Allianz SE	277,357
22,900	Deutsche Bank AG	757,479
1,300	Deutsche Boerse AG	376,972
11,200	Fresenius Medical Care AG	568,518
8,200	GEA Group AG	590,479
800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	525,500
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — (Continued)
10,100	Zalando SE2,3	$296,452
		3,872,203
	France — 8.0%
2,000	BNP Paribas SA	182,729
1,700	Cie de Saint-Gobain SA	194,586
10,100	Cie Generale des Etablissements Michelin SCA	360,306
26,300	Credit Agricole SA	484,719
5,600	Danone SA	459,365
4,000	Eiffage SA	537,048
5,600	FDJ UNITED	174,978
13,078	Orange SA	199,169
3,695	Publicis Groupe SA	338,182
2,500	Vinci SA	346,924
		3,278,006
	Spain — 6.4%
8,331	ACS Actividades de Construccion y Servicios SA	574,243
14,000	Aena SME SA2	376,972
37,800	Banco Bilbao Vizcaya Argentaria SA1	631,531
65,400	CaixaBank SA1	615,734
23,668	Iberdrola SA1	414,732
		2,613,212
	Denmark — 3.8%
245	AP Moller - Maersk AS Class B	486,760
2,500	Genmab AS3	549,440
3,200	Pandora AS	531,071
		1,567,271
	Switzerland — 3.8%
4,200	Holcim AG	336,000
2,100	Logitech International SA	196,853
4,700	Novartis AG	545,021
680	Zurich Insurance Group AG	465,975
		1,543,849
	Australia — 3.5%
25,800	Brambles Ltd.	396,437
23,100	Computershare Ltd.	625,726
17,100	Northern Star Resources Ltd.	171,104
41,000	Stockland	146,235
8,766	Suncorp Group Ltd.	118,077
		1,457,579
	United States — 3.5%
4,200	Amrize Ltd.[3]	212,314
13,400	GSK PLC	250,939
1,700	Roche Holding AG	538,098
12,000	Shell PLC	429,634
		1,430,985
	Hong Kong — 2.9%
5,200	Hong Kong Exchanges & Clearing Ltd.	282,854
106,779	Link	597,146
28,000	Sun Hung Kai Properties Ltd.	333,503
		1,213,503
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Italy — 2.8%
36,900	Eni SpA	$627,864
8,800	Recordati Industria Chimica e Farmaceutica SpA	506,145
		1,134,009
	Luxembourg — 1.9%
11,900	ArcelorMittal SA	373,729
5,500	Eurofins Scientific SE	422,541
		796,270
	Finland — 1.6%
24,243	Wartsila OYJ Abp	670,626
	Sweden — 1.5%
5,600	Boliden AB1,3	172,131
6,600	Getinge AB Class B1	130,190
43,200	Telefonaktiebolaget LM Ericsson Class B	314,824
		617,145
	Netherlands — 1.1%
170	ASML Holding NV	118,944
8,600	Koninklijke Ahold Delhaize NV	339,575
		458,519
	Singapore — 1.1%
84,200	Singapore Airlines Ltd.	440,973
	Belgium — 0.8%
1,600	UCB SA	347,746
	China — 0.5%
43,735	BOC Hong Kong Holdings Ltd.	196,668
	TOTAL COMMON STOCKS (Cost $33,385,828)	39,946,943
PREFERRED STOCKS* — 1.0%
	Germany — 1.0%
5,100	Henkel AG & Co. KGaA	393,323
	TOTAL PREFERRED STOCKS (Cost $397,447)	393,323
Face Amount
REPURCHASE AGREEMENT*—1.5%
$600,213	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $600,236, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $609,300, coupon rate of 3.875%, due 5/31/27, market value of $612,301)	600,213
	TOTAL REPURCHASE AGREEMENT (Cost $600,213)	600,213
INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.6%
3,551,911	State Street Navigator Securities Lending Government Money Market Portfolio, 4.33%[4]	3,551,911
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,551,911)	3,551,911
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $37,935,399)	108.2%	$44,492,390
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.2)	(3,364,424)
NET ASSETS	100.0%	$41,127,966

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2025, these securities, which are not illiquid, amounted to $673,424 or 1.6% of net assets for the Fund.
[3]	Non income-producing security.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2025.
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Automobile Components — 0.6%
1,834	Aptiv PLC[1]	$125,886
	Automobiles — 1.9%
7,325	General Motors Co.	390,716
	Banks — 3.5%
6,883	Bank of America Corp.	325,359
4,171	Citigroup, Inc.	390,823
		716,182
	Biotechnology — 2.3%
856	Biogen, Inc.[1]	109,568
3,267	Gilead Sciences, Inc.	366,851
		476,419
	Broadline Retail — 2.5%
5,566	eBay, Inc.	510,681
	Building Products — 2.7%
2,234	Owens Corning	311,486
560	Trane Technologies PLC	245,325
		556,811
	Capital Markets — 5.2%
1,056	Bank of New York Mellon Corp.	107,131
1,789	CME Group, Inc.	497,843
644	Intercontinental Exchange, Inc.	119,030
3,612	Nasdaq, Inc.	347,547
		1,071,551
	Chemicals — 0.5%
946	PPG Industries, Inc.	99,803
	Communications Equipment — 4.0%
2,263	Arista Networks, Inc.[1]	278,847
2,799	Cisco Systems, Inc.	190,556
1,154	F5, Inc.[1]	361,686
		831,089
	Construction & Engineering — 1.3%
2,321	AECOM	261,670
	Construction Materials — 2.0%
4,400	CRH PLC	419,980
	Consumer Staples Distribution & Retail — 1.2%
3,016	Sysco Corp.	240,074
	Electric Utilities — 1.2%
5,297	Exelon Corp.	238,047
	Electronic Equipment, Instruments & Components — 1.1%
4,476	Flex Ltd.[1]	223,218
	Energy Equipment & Services — 2.5%
11,330	Baker Hughes Co.	510,417
	Entertainment — 1.2%
729	Electronic Arts, Inc.	111,165
1,103	Walt Disney Co.	131,379
		242,544
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — 3.5%
5,245	PayPal Holdings, Inc.[1]	$360,646
1,030	Visa, Inc. Class A	355,834
		716,480
	Food Products — 1.4%
5,830	General Mills, Inc.	285,553
	Health Care Equipment & Supplies — 1.9%
4,426	Medtronic PLC	399,402
	Health Care Providers & Services — 2.6%
1,352	Cencora, Inc.	386,780
568	Cigna Group	151,872
		538,652
	Hotels, Restaurants & Leisure — 2.2%
2,279	Airbnb, Inc. Class A1	301,762
818	Expedia Group, Inc.	147,420
		449,182
	Household Durables — 1.2%
2,069	Toll Brothers, Inc.	244,887
	Insurance — 1.3%
1,409	Aflac, Inc.	139,998
614	Marsh & McLennan Cos., Inc.	122,309
		262,307
	Interactive Media & Services — 5.8%
2,669	Alphabet, Inc. Class A	512,181
492	Meta Platforms, Inc. Class A	380,532
7,993	Pinterest, Inc. Class A1	308,530
		1,201,243
	IT Services — 5.0%
4,699	Cognizant Technology Solutions Corp. Class A	337,200
3,278	Okta, Inc.[1]	320,589
2,821	Twilio, Inc. Class A1	363,909
		1,021,698
	Life Sciences Tools & Services — 1.4%
21,120	Avantor, Inc.[1]	283,853
	Machinery — 1.5%
307	Caterpillar, Inc.	134,472
1,672	Pentair PLC	170,879
		305,351
	Marine Transportation — 1.0%
2,262	Kirby Corp.[1]	215,591
	Media — 1.4%
4,002	Omnicom Group, Inc.[2]	288,344
	Passenger Airlines — 0.6%
2,511	Delta Air Lines, Inc.	133,610
	Pharmaceuticals — 3.1%
2,200	Johnson & Johnson	362,428
1,814	Merck & Co., Inc.	141,709
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)
6,251	Pfizer, Inc.	$145,586
		649,723
	Professional Services — 1.3%
3,746	Genpact Ltd.	165,011
1,300	SS&C Technologies Holdings, Inc.	111,124
		276,135
	Real Estate Management & Development — 2.8%
3,735	CBRE Group, Inc. Class A1	581,689
	Semiconductors & Semiconductor Equipment — 10.7%
2,006	Applied Materials, Inc.	361,200
3,376	Cirrus Logic, Inc.[1]	339,997
2,726	Lam Research Corp.	258,534
7,152	ON Semiconductor Corp.[1]	403,087
2,106	QUALCOMM, Inc.	309,076
4,476	Skyworks Solutions, Inc.	306,785
1,567	Universal Display Corp.	226,275
		2,204,954
	Software — 9.4%
15,585	Dropbox, Inc. Class A1	423,445
7,189	Dynatrace, Inc.[1]	378,213
2,046	Fortinet, Inc.[1]	204,395
6,618	Gen Digital, Inc.	195,165
1,184	Salesforce, Inc.	305,863
5,882	Zoom Communications, Inc.[1]	435,562
		1,942,643
	Specialized REITs — 1.2%
535	American Tower Corp.	111,489
184	Equinix, Inc.	144,471
		255,960
	Specialty Retail — 3.1%
2,488	Best Buy Co., Inc.	161,869
3,896	TJX Cos., Inc.	485,169
		647,038
	Technology Hardware, Storage & Peripherals — 2.8%
21,385	Hewlett Packard Enterprise Co.	442,456
1,215	NetApp, Inc.	126,518
		568,974
	Textiles, Apparel & Luxury Goods — 0.6%
1,768	NIKE, Inc. Class B	132,052
	TOTAL COMMON STOCKS (Cost $16,279,848)	20,520,409
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.3%
$59,942	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $59,944, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $60,900, coupon rate of 3.875%, due 5/31/27, market value of $61,251)	$59,942
TOTAL REPURCHASE AGREEMENT (Cost $59,942)		59,942
TOTAL INVESTMENTS (Cost $16,339,790)	99.8%	$20,580,351
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	38,080
NET ASSETS	100.0%	$20,618,431

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Automobile Components — 1.7%
5,486	BorgWarner, Inc.	$201,885
	Banks — 3.1%
3,542	Bank of America Corp.	167,431
2,198	Citigroup, Inc.	205,952
		373,383
	Beverages — 0.8%
2,004	Molson Coors Beverage Co. Class B	97,635
	Biotechnology — 5.0%
977	Biogen, Inc.[1]	125,056
3,322	Gilead Sciences, Inc.	373,027
383	United Therapeutics Corp.[1]	105,210
		603,293
	Broadline Retail — 3.6%
4,839	eBay, Inc.	443,978
	Building Products — 4.1%
511	Owens Corning	71,249
973	Trane Technologies PLC	426,252
		497,501
	Capital Markets — 2.9%
3,610	Nasdaq, Inc.	347,354
	Communications Equipment — 6.1%
3,485	Arista Networks, Inc.[1]	429,422
3,139	Cisco Systems, Inc.	213,703
303	F5, Inc.[1]	94,966
		738,091
	Electric Utilities — 0.8%
2,289	Exelon Corp.	102,868
	Energy Equipment & Services — 3.2%
8,560	Baker Hughes Co.	385,628
	Entertainment — 1.8%
1,408	Electronic Arts, Inc.	214,706
	Financial Services — 5.8%
257	Mastercard, Inc. Class A	145,583
4,174	PayPal Holdings, Inc.[1]	287,004
808	Visa, Inc. Class A	279,140
		711,727
	Food Products — 2.1%
1,372	General Mills, Inc.	67,201
6,944	Kraft Heinz Co.	190,682
		257,883
	Health Care Equipment & Supplies — 0.8%
923	Boston Scientific Corp.[1]	96,841
	Health Care Providers & Services — 3.0%
424	Cigna Group	113,369
1,013	Humana, Inc.	253,118
		366,487
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 2.5%
1,689	Expedia Group, Inc.	$304,392
	Insurance — 1.2%
2,107	Unum Group	151,304
	Interactive Media & Service — 0.6%
1,936	Pinterest, Inc. Class A1	74,730
	IT Services — 5.2%
4,266	Akamai Technologies, Inc.[1]	325,538
2,409	Twilio, Inc. Class A1	310,761
		636,299
	Machinery — 2.2%
2,565	Pentair PLC	262,143
	Marine Transportation — 1.1%
1,462	Kirby Corp.[1]	139,343
	Media — 4.6%
2,665	Comcast Corp. Class A	88,558
5,075	New York Times Co. Class A	263,341
2,816	Omnicom Group, Inc.[2]	202,893
		554,792
	Metals & Mining — 2.8%
6,651	Freeport-McMoRan, Inc.	267,636
1,174	Newmont Corp.	72,906
		340,542
	Oil, Gas & Consumable Fuels — 1.1%
6,700	APA Corp.[2]	129,243
	Pharmaceuticals — 2.9%
1,471	Bristol-Myers Squibb Co.	63,709
2,477	Jazz Pharmaceuticals PLC[1]	283,939
		347,648
	Professional Services — 1.4%
3,967	Genpact Ltd.	174,746
	Real Estate Management & Development — 1.5%
687	Jones Lang LaSalle, Inc.[1]	185,737
	Retail REITs — 0.8%
3,563	Brixmor Property Group, Inc.	93,101
	Semiconductors & Semiconductor Equipment — 6.3%
2,244	Lam Research Corp.	212,821
2,480	QUALCOMM, Inc.	363,965
1,294	Universal Display Corp.	186,853
		763,639
	Software — 9.1%
1,655	Docusign, Inc.[1]	125,184
6,142	Dynatrace, Inc.[1]	323,131
5,867	Gen Digital, Inc.	173,018
7,756	Gitlab, Inc. Class A1,2	339,790
12,750	UiPath, Inc. Class A1	149,813
		1,110,936
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 1.4%
338	American Tower Corp.	$70,436
124	Equinix, Inc.	97,361
		167,797
	Specialty Retail — 2.7%
2,669	TJX Cos., Inc.	332,371
	Technology Hardware, Storage & Peripherals — 5.8%
17,891	Hewlett Packard Enterprise Co.	370,165
13,441	HP, Inc.	333,337
		703,502
	Textiles, Apparel & Luxury Goods — 1.4%
559	Ralph Lauren Corp.	167,001
	TOTAL COMMON STOCKS (Cost $9,912,750)	12,078,526
Face Amount
REPURCHASE AGREEMENT* — 1.0%
$125,944	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $125,949, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $127,900, coupon rate of 3.875%, due 5/31/27, market value of $128,579)	125,944
	TOTAL REPURCHASE AGREEMENT (Cost $125,944)	125,944
TOTAL INVESTMENTS (Cost $10,038,694)	100.4%	$12,204,470
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(48,137)
NET ASSETS	100.0%	$12,156,333

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 95.1%
	Automobile Components — 1.1%
7,360	Aptiv PLC[1]	$505,190
	Automobiles — 0.6%
5,320	General Motors Co.	283,769
	Banks — 3.2%
6,963	Citigroup, Inc.	652,433
4,680	Hancock Whitney Corp.	279,490
23,186	Old National Bancorp	489,456
		1,421,379
	Beverages — 0.8%
7,460	Molson Coors Beverage Co. Class B	363,451
	Biotechnology — 2.2%
7,280	BioMarin Pharmaceutical, Inc.[1]	421,148
25,720	Catalyst Pharmaceuticals, Inc.[1]	548,608
		969,756
	Broadline Retail — 2.3%
11,340	eBay, Inc.	1,040,445
	Capital Markets — 5.4%
1,940	CME Group, Inc.[2]	539,863
2,780	Intercontinental Exchange, Inc.[2]	513,828
20,860	Janus Henderson Group PLC[2]	903,238
4,560	Nasdaq, Inc.[2]	438,763
		2,395,692
	Communications Equipment — 0.5%
540	Motorola Solutions, Inc.	237,049
	Construction & Engineering — 4.2%
7,300	AECOM[2]	823,002
1,641	EMCOR Group, Inc.[2]	1,029,711
		1,852,713
	Consumer Finance — 1.4%
8,860	Synchrony Financial[2]	617,276
	Consumer Staples Distribution & Retail — 0.7%
4,400	Kroger Co.	308,440
	Containers & Packaging — 0.5%
24,280	Amcor PLC	227,018
	Diversified Consumer Services — 3.2%
6,780	Adtalem Global Education, Inc.[1]	774,750
5,120	Stride, Inc.[1,3]	656,538
		1,431,288
	Diversified REITs — 0.8%
12,240	Essential Properties Realty Trust, Inc.	373,198
	Electric Utilities — 2.1%
8,180	Edison International	426,342
7,760	Eversource Energy	512,936
		939,278
	Electrical Equipment — 0.6%
2,660	EnerSys[2]	245,704
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 4.0%
7,080	Amphenol Corp. Class A	$754,091
8,720	Sanmina Corp.[1]	1,011,869
		1,765,960
	Energy Equipment & Services — 1.3%
12,480	Baker Hughes Co.	562,224
	Financial Services — 4.4%
33,160	MGIC Investment Corp.[2]	858,844
7,340	PayPal Holdings, Inc.[1,2]	504,699
18,920	Radian Group, Inc.[2]	616,981
		1,980,524
	Food Products — 1.4%
5,420	Cal-Maine Foods, Inc.	602,379
	Ground Transportation — 1.0%
32,480	Lyft, Inc. Class A1	456,669
	Health Care Equipment & Supplies — 2.1%
20,100	Envista Holdings Corp.[1]	379,689
6,600	Merit Medical Systems, Inc.[1]	560,076
		939,765
	Household Durables — 2.1%
4,780	PulteGroup, Inc.	539,758
6,640	Taylor Morrison Home Corp.[1]	393,619
		933,377
	Industrial REITs — 0.8%
10,660	STAG Industrial, Inc.	365,958
	Insurance — 2.6%
4,000	Brown & Brown, Inc.	365,480
11,121	Unum Group	798,599
		1,164,079
	Interactive Media & Services — 3.2%
1,460	Alphabet, Inc. Class A	280,174
9,900	Cargurus, Inc.[1]	324,918
1,060	Meta Platforms, Inc. Class A	819,846
		1,424,938
	IT Services — 5.5%
8,800	Amdocs Ltd.	751,168
7,580	Cognizant Technology Solutions Corp. Class A	543,941
4,600	Okta, Inc.[1]	449,880
5,300	Twilio, Inc. Class A1	683,700
		2,428,689
	Life Sciences Tools & Services — 0.9%
2,220	IQVIA Holdings, Inc.[1]	412,609
	Machinery — 4.9%
29,620	Gates Industrial Corp. PLC[1,2]	734,576
4,600	ITT, Inc.[2]	781,816
8,020	Mueller Industries, Inc.[2]	684,667
		2,201,059
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 1.7%
9,400	Fox Corp. Class A	$524,144
4,440	New York Times Co. Class A	230,392
		754,536
	Metals & Mining — 3.1%
11,520	Commercial Metals Co.	597,427
2,760	Reliance, Inc.	800,759
		1,398,186
	Multi-Utilities — 1.9%
19,600	NiSource, Inc.	832,020
	Oil, Gas & Consumable Fuels — 2.0%
11,520	Ovintiv, Inc.	474,393
15,140	World Kinect Corp.	412,868
		887,261
	Passenger Airlines — 2.0%
7,640	SkyWest, Inc.[1]	885,934
	Pharmaceuticals — 0.9%
27,540	Elanco Animal Health, Inc.[1,3]	376,747
	Professional Services — 2.9%
236	Amentum Holdings, Inc.[1]	5,893
17,180	Genpact Ltd.	756,779
3,880	Jacobs Solutions, Inc.	550,455
		1,313,127
	Real Estate Management & Development — 2.4%
3,440	CBRE Group, Inc. Class A1	535,746
2,040	Jones Lang LaSalle, Inc.[1]	551,534
		1,087,280
	Retail REITs — 1.0%
17,520	Brixmor Property Group, Inc.	457,798
	Semiconductors & Semiconductor Equipment — 2.8%
3,240	Applied Materials, Inc.	583,394
6,920	Lam Research Corp.	656,293
		1,239,687
	Software — 2.1%
4,960	BlackLine, Inc.[1]	266,749
17,400	Dropbox, Inc. Class A1	472,758
15,340	Freshworks, Inc. Class A1	199,266
		938,773
	Specialized REITs — 1.4%
19,340	VICI Properties, Inc.	630,484
	Specialty Retail — 3.0%
5,000	TJX Cos., Inc.	622,650
9,340	Urban Outfitters, Inc.[1]	703,115
		1,325,765
	Technology Hardware, Storage & Peripherals — 1.0%
22,140	Hewlett Packard Enterprise Co.	458,077
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 3.1%
13,780	Rush Enterprises, Inc. Class A2	$746,049
3,140	WESCO International, Inc.[2]	649,855
		1,395,904
	TOTAL COMMON STOCKS (Cost $27,779,699)	42,431,455
Face Amount
REPURCHASE AGREEMENT* — 2.8%
$1,258,980	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $1,259,028, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $1,278,000, coupon rate of 3.875%, due 5/31/27, market value of $1,284,254)	1,258,980
	TOTAL REPURCHASE AGREEMENT (Cost $1,258,980)	1,258,980
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
739,197	State Street Navigator Securities Lending Government Money Market Portfolio, 4.33%[4]	739,197
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $739,197)	739,197
TOTAL LONG INVESTMENTS (Cost $29,777,876)	99.6%	$44,429,632
COMMON STOCKS SOLD SHORT* — (65.0)%
	Aerospace & Defense — (7.5)%
(2,260)	AeroVironment, Inc.[1]	(604,866)
(600)	Axon Enterprise, Inc.[1]	(453,294)
(3,720)	Boeing Co.[1]	(825,245)
(840)	Lockheed Martin Corp.	(353,623)
(900)	Northrop Grumman Corp.	(518,949)
(380)	TransDigm Group, Inc.	(611,215)
		(3,367,192)
	Automobiles — (1.3)%
(1,840)	Tesla, Inc.[1]	(567,217)
	Banks — (1.8)%
(34,760)	TFS Financial Corp.	(455,703)
(6,080)	Triumph Financial, Inc.[1]	(344,858)
		(800,561)
	Beverages — (1.4)%
(7,520)	Brown-Forman Corp. Class A	(215,373)
(12,820)	Keurig Dr. Pepper, Inc.	(418,573)
		(633,946)
	Building Products — (1.1)%
(360)	Lennox International, Inc.	(219,240)
(4,060)	Trex Co., Inc.[1]	(260,814)
		(480,054)
	Capital Markets — (4.5)%
(3,240)	ARES Management Corp. Class A	(601,117)
(3,280)	Blackstone, Inc.	(567,309)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (Continued)
(24,120)	Blue Owl Capital, Inc.	$(466,722)
(2,600)	KKR & Co., Inc.	(381,108)
		(2,016,256)
	Chemicals — (1.0)%
(1,540)	Air Products & Chemicals, Inc.	(443,335)
	Commercial Services & Supplies — (2.1)%
(4,320)	Casella Waste Systems, Inc. Class A1	(469,713)
(1,960)	Waste Management, Inc.	(449,154)
		(918,867)
	Communications Equipment — (0.7)%
(3,220)	Ciena Corp.[1]	(298,945)
	Construction & Engineering — (0.8)%
(900)	Quanta Services, Inc.	(365,517)
	Consumer Finance — (1.2)%
(4,200)	Nelnet, Inc. Class A	(524,034)
	Consumer Staples Distribution & Retail — (1.1)%
(35,820)	Grocery Outlet Holding Corp.[1]	(471,749)
	Diversified Telecommunication Services — (0.8)%
(8,080)	Cogent Communications Holdings, Inc.	(368,367)
	Electric Utilities — (2.0)%
(4,940)	MGE Energy, Inc.	(419,604)
(5,020)	Southern Co.	(474,289)
		(893,893)
	Electronic Equipment, Instruments & Components — (0.9)%
(6,540)	PAR Technology Corp.[1]	(397,501)
	Energy Equipment & Services — (0.5)%
(4,320)	Tidewater, Inc.[1]	(216,043)
	Entertainment — (2.2)%
(5,900)	Liberty Media Corp.-Liberty Live Class C1	(496,957)
(2,400)	Madison Square Garden Sports Corp.[1]	(485,040)
		(981,997)
	Financial Services — (3.3)%
(6,500)	Affirm Holdings, Inc.[1]	(445,640)
(2,400)	Apollo Global Management, Inc.	(348,768)
(2,540)	Federal Agricultural Mortgage Corp. Class C	(437,566)
(63,860)	UWM Holdings Corp.	(256,717)
		(1,488,691)
	Food Products — (0.8)%
(5,280)	Freshpet, Inc.[1]	(360,730)
	Ground Transportation — (2.0)%
(980)	Saia, Inc.[1]	(296,195)
(2,720)	Union Pacific Corp.	(603,759)
		(899,954)
	Health Care Equipment & Supplies — (1.0)%
(2,268)	Cooper Cos., Inc.[1]	(160,325)
(420)	Intuitive Surgical, Inc.[1]	(202,058)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care Equipment & Supplies — (Continued)
(18,920)	Neogen Corp.[1]	$(87,978)
		(450,361)
	Health Care REITs — (0.9)%
(27,160)	Healthcare Realty Trust, Inc.	(417,178)
	Hotels, Restaurants & Leisure — (2.7)%
(4,120)	Cracker Barrel Old Country Store, Inc.	(255,440)
(4,160)	Jack in the Box, Inc.	(81,952)
(9,520)	Papa John’s International, Inc.	(403,743)
(5,000)	Starbucks Corp.	(445,800)
		(1,186,935)
	Household Durables — (0.6)%
(4,740)	LGI Homes, Inc.[1]	(252,500)
	Independent Power & Renewable Electricity Producer — (1.1)%
(5,520)	Ormat Technologies, Inc.	(493,543)
	Independent Power Producers & Energy Traders — (0.7)%
(1,420)	Vistra Corp.	(296,127)
	Insurance — (3.2)%
(11,080)	Baldwin Insurance Group, Inc.[1]	(408,188)
(7,440)	First American Financial Corp.	(446,772)
(2,800)	Goosehead Insurance, Inc. Class A	(254,548)
(680)	Kinsale Capital Group, Inc.	(299,669)
		(1,409,177)
	IT Services — (1.8)%
(2,500)	Cloudflare, Inc. Class A1	(519,200)
(1,300)	Snowflake, Inc. Class A1	(290,550)
		(809,750)
	Life Sciences Tools & Services — (0.5)%
(180)	Mettler-Toledo International, Inc.[1]	(222,062)
	Machinery — (0.5)%
(920)	Illinois Tool Works, Inc.	(235,492)
	Media — (1.8)%
(9,900)	News Corp. Class B	(330,858)
(5,500)	Trade Desk, Inc. Class A1	(478,280)
		(809,138)
	Metals & Mining — (1.1)%
(9,440)	Warrior Met Coal, Inc.	(485,027)
	Multi-Utilities — (1.1)%
(5,640)	Public Service Enterprise Group, Inc.	(506,416)
	Office REITs — (2.3)%
(28,220)	JBG SMITH Properties	(597,700)
(7,100)	SL Green Realty Corp.	(406,475)
		(1,004,175)
	Oil, Gas & Consumable Fuels — (0.9)%
(4,940)	Kinetik Holdings, Inc.	(214,297)
(21,400)	SFL Corp. Ltd.	(196,452)
		(410,749)
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Professional Services — (0.5)%
(880)	Equifax, Inc.	$(211,402)
	Residential REITs — (0.5)%
(1,860)	Sun Communities, Inc.	(230,696)
	Software — (1.5)%
(220)	Fair Isaac Corp.[1]	(316,078)
(900)	MicroStrategy, Inc. Class A1	(361,674)
		(677,752)
	Specialized REITs — (0.9)%
(2,980)	Extra Space Storage, Inc.	(400,393)
	Specialty Retail — (3.0)%
(1,860)	Burlington Stores, Inc.[1]	(507,706)
(4,720)	Floor & Decor Holdings, Inc. Class A1	(361,741)
(2,360)	RH1	(485,263)
		(1,354,710)
	Textiles, Apparel & Luxury Goods — (0.5)%
(5,540)	Oxford Industries, Inc.	(211,517)
	Trading Companies & Distributors — (0.9)%
(940)	Watsco, Inc.	(423,827)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(31,505,524))	(28,993,776)
TOTAL SHORT INVESTMENTS (Proceeds $(31,505,524))	(65.0)%	$(28,993,776)
TOTAL INVESTMENTS (Proceeds $(1,727,648))	34.6%	$15,435,856
OTHER ASSETS IN EXCESS OF LIABILITIES	65.4	29,179,470
NET ASSETS	100.0%	$44,615,326

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $6,658,788.
[3]	Securities or partial securities on loan.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2025.
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.9%
	Automobiles — 2.1%
40,400	Ford Motor Co.[1]	$447,228
3,720	General Motors Co.[1]	198,425
		645,653
	Banks — 3.8%
12,280	First Hawaiian, Inc.	297,790
33,500	Old National Bancorp[1]	707,185
7,120	Regions Financial Corp.[1]	180,350
		1,185,325
	Beverages — 0.7%
4,340	Molson Coors Beverage Co. Class B1,2	211,445
	Biotechnology — 5.3%
4,640	BioMarin Pharmaceutical, Inc.[1,3]	268,424
32,480	Catalyst Pharmaceuticals, Inc.[3]	692,799
8,860	Incyte Corp.[3]	663,525
		1,624,748
	Broadline Retail — 3.1%
10,280	eBay, Inc.[1]	943,190
	Capital Markets — 4.7%
1,980	CME Group, Inc.[1]	550,994
2,860	Intercontinental Exchange, Inc.[1]	528,614
4,160	Janus Henderson Group PLC[1]	180,128
2,000	Nasdaq, Inc.[1]	192,440
		1,452,176
	Communications Equipment — 4.8%
9,020	Cisco Systems, Inc.[1]	614,082
2,780	F5, Inc.[3]	871,307
		1,485,389
	Construction & Engineering — 4.3%
3,680	AECOM[1]	414,883
1,460	EMCOR Group, Inc.[1]	916,136
		1,331,019
	Consumer Staples Distribution & Retail — 0.6%
2,180	Sysco Corp.[1]	173,528
	Containers & Packaging — 1.2%
38,040	Amcor PLC[1]	355,674
	Diversified Consumer Services — 1.8%
4,359	Stride, Inc.[1,3]	558,954
	Electric Utilities — 1.2%
5,400	Eversource Energy[1]	356,940
	Electronic Equipment, Instruments & Components — 3.8%
2,400	Amphenol Corp. Class A1	255,624
7,752	Sanmina Corp.[3]	899,542
		1,155,166
	Energy Equipment & Services — 2.0%
13,960	Baker Hughes Co.[1]	628,898
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — 7.3%
29,540	MGIC Investment Corp.[1]	$765,086
17,700	NMI Holdings, Inc.[3]	660,564
7,100	PayPal Holdings, Inc.[1,3]	488,196
26,260	StoneCo Ltd. Class A3	335,603
		2,249,449
	Food Products — 2.3%
5,060	Cal-Maine Foods, Inc.	562,369
2,840	General Mills, Inc.[1]	139,103
		701,472
	Ground Transportation — 1.3%
29,380	Lyft, Inc. Class A1,3	413,083
	Health Care Equipment & Supplies — 3.6%
15,440	Envista Holdings Corp.[3]	291,662
2,220	GE HealthCare Technologies, Inc.[1]	158,330
7,920	Merit Medical Systems, Inc.[3]	672,091
		1,122,083
	Health Care Providers & Services — 0.7%
7,780	Centene Corp.[1,3]	202,825
	Hotels, Restaurants & Leisure — 2.4%
32,660	Brightstar Lottery PLC[1]	484,675
1,420	Expedia Group, Inc.[1]	255,912
		740,587
	Household Durables — 2.3%
11,780	Taylor Morrison Home Corp.[1,3]	698,318
	Industrial REITs — 1.0%
8,580	STAG Industrial, Inc.[1]	294,551
	Insurance — 2.7%
600	Travelers Cos., Inc.[1]	156,144
9,520	Unum Group[1]	683,631
		839,775
	Interactive Media & Services — 3.2%
2,300	Alphabet, Inc. Class A1	441,370
720	Meta Platforms, Inc. Class A1	556,877
		998,247
	IT Services — 7.1%
8,000	Amdocs Ltd.	682,880
7,220	Cognizant Technology Solutions Corp. Class A1	518,107
2,920	Okta, Inc.[3]	285,576
5,420	Twilio, Inc. Class A3	699,180
		2,185,743
	Machinery — 6.2%
20,280	Gates Industrial Corp. PLC[1,3]	502,944
2,700	ITT, Inc.[1]	458,892
1,440	Watts Water Technologies, Inc. Class A1	377,741
2,900	Westinghouse Air Brake Technologies Corp.[1]	556,945
		1,896,522
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 5.4%
13,300	Comcast Corp. Class A1	$441,959
10,540	Fox Corp. Class A1	587,711
2,760	New York Times Co. Class A	143,216
6,780	Omnicom Group, Inc.[1,2]	488,499
		1,661,385
	Metals & Mining — 3.0%
11,960	Commercial Metals Co.	620,246
1,100	Reliance, Inc.[1]	319,143
		939,389
	Multi-Utilities — 2.0%
14,800	NiSource, Inc.[1]	628,260
	Oil, Gas & Consumable Fuels — 3.3%
19,600	APA Corp.	378,084
5,240	Ovintiv, Inc.[1]	215,783
15,560	World Kinect Corp.	424,321
		1,018,188
	Passenger Airlines — 1.5%
3,905	SkyWest, Inc.[3]	452,824
	Pharmaceuticals — 1.5%
3,680	Bristol-Myers Squibb Co.[1]	159,381
17,340	Innoviva, Inc.[2,3]	315,068
		474,449
	Professional Services — 2.2%
15,100	Genpact Ltd.[1]	665,155
	Real Estate Management & Development — 2.9%
3,020	CBRE Group, Inc. Class A1,3	470,335
1,529	Jones Lang LaSalle, Inc.[1,3]	413,380
		883,715
	Retail REITs — 0.7%
8,460	Brixmor Property Group, Inc.[1]	221,060
	Semiconductors & Semiconductor Equipment — 10.4%
2,480	Applied Materials, Inc.	446,549
4,100	Cirrus Logic, Inc.[3]	412,911
560	KLA Corp.	492,256
5,180	Lam Research Corp.	491,271
6,800	ON Semiconductor Corp.[3]	383,248
2,600	QUALCOMM, Inc.[1]	381,576
5,500	Skyworks Solutions, Inc.	376,970
10,660	Veeco Instruments, Inc.[3]	221,515
		3,206,296
	Software — 6.5%
900	Adobe, Inc.[1,3]	321,921
18,060	Box, Inc. Class A3	579,726
9,520	Dropbox, Inc. Class A3	258,658
8,300	Dynatrace, Inc.[3]	436,663
14,360	UiPath, Inc. Class A3	168,730
3,360	Zoom Communications, Inc.[1,3]	248,808
		2,014,506
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 1.3%
12,280	VICI Properties, Inc.[1]	$400,328
	Specialty Retail — 4.2%
7,220	Gap, Inc.	140,501
7,300	Urban Outfitters, Inc.[3]	549,544
3,160	Williams-Sonoma, Inc.[1]	591,078
		1,281,123
	Technology Hardware, Storage & Peripherals — 2.2%
32,660	Hewlett Packard Enterprise Co.[1]	675,735
	Textiles, Apparel & Luxury Goods — 0.7%
1,980	Tapestry, Inc.[1]	213,899
	Trading Companies & Distributors — 1.6%
2,360	WESCO International, Inc.[1]	488,426
	TOTAL COMMON STOCKS (Cost $29,212,717)	39,675,498
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$110,335	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $110,339, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $112,000, coupon rate of 3.875%, due 5/31/27, market value of $112,546)	110,335
	TOTAL REPURCHASE AGREEMENT (Cost $110,335)	110,335
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.2%
666,596	State Street Navigator Securities Lending Government Money Market Portfolio, 4.33%[4]	666,596
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $666,596)	666,596
TOTAL LONG INVESTMENTS (Cost $29,989,648)	131.4%	$40,452,429
COMMON STOCKS SOLD SHORT* — (29.1)%
	Aerospace & Defense — (3.4)%
(160)	Axon Enterprise, Inc.[3]	(120,878)
(800)	Boeing Co.[3]	(177,472)
(720)	HEICO Corp. Class A	(185,825)
(500)	Huntington Ingalls Industries, Inc.	(139,430)
(200)	Lockheed Martin Corp.	(84,196)
(280)	Northrop Grumman Corp.	(161,451)
(120)	TransDigm Group, Inc.	(193,015)
		(1,062,267)
	Automobiles — (0.4)%
(393)	Tesla, Inc.[3]	(121,150)
	Banks — (0.8)%
(3,500)	Glacier Bancorp, Inc.	(153,405)
(1,700)	Triumph Financial, Inc.[3]	(96,424)
		(249,829)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Beverages — (0.6)%
(460)	Constellation Brands, Inc. Class A	$(76,838)
(4,000)	Primo Brands Corp.	(110,440)
		(187,278)
	Building Products — (1.0)%
(1,700)	Carrier Global Corp.	(116,654)
(200)	Lennox International, Inc.	(121,800)
(1,200)	Trex Co., Inc.[3]	(77,088)
		(315,542)
	Capital Markets — (2.4)%
(1,020)	ARES Management Corp. Class A	(189,240)
(860)	Blackstone, Inc.	(148,746)
(6,520)	Blue Owl Capital, Inc.	(126,162)
(1,020)	KKR & Co., Inc.	(149,512)
(400)	Morningstar, Inc.	(110,584)
		(724,244)
	Chemicals — (0.6)%
(400)	Air Products & Chemicals, Inc.	(115,152)
(1,140)	Albemarle Corp.	(77,349)
		(192,501)
	Commercial Services & Supplies — (0.6)%
(960)	Casella Waste Systems, Inc. Class A3	(104,381)
(1,920)	Copart, Inc.[3]	(87,033)
		(191,414)
	Communications Equipment — (1.0)%
(1,700)	Ciena Corp.[3]	(157,828)
(320)	Ubiquiti, Inc.	(139,351)
		(297,179)
	Construction & Engineering — (0.4)%
(340)	Quanta Services, Inc.	(138,084)
	Diversified Telecommunication Services — (0.3)%
(2,120)	Cogent Communications Holdings, Inc.	(96,651)
	Electric Utilities — (0.4)%
(1,280)	Southern Co.	(120,934)
	Electronic Equipment, Instruments & Components — (0.4)%
(1,900)	PAR Technology Corp.[3]	(115,482)
	Energy Equipment & Services — (0.3)%
(1,800)	Tidewater, Inc.[3]	(90,018)
	Entertainment — (0.5)%
(720)	Madison Square Garden Sports Corp.[3]	(145,512)
	Financial Services — (1.4)%
(1,440)	Affirm Holdings, Inc.[3]	(98,727)
(900)	Federal Agricultural Mortgage Corp. Class C	(155,043)
(1,300)	PennyMac Financial Services, Inc.	(121,082)
(16,900)	UWM Holdings Corp.	(67,938)
		(442,790)
	Food Products — (0.2)%
(900)	Freshpet, Inc.[3]	(61,488)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Ground Transportation — (0.6)%
(320)	Saia, Inc.[3]	$(96,717)
(1,000)	Uber Technologies, Inc.[3]	(87,750)
		(184,467)
	Health Care REITs — (0.8)%
(8,640)	Healthcare Realty Trust, Inc.	(132,710)
(3,220)	Omega Healthcare Investors, Inc.	(125,258)
		(257,968)
	Hotels, Restaurants & Leisure — (2.5)%
(1,040)	Cava Group, Inc.[3]	(91,530)
(1,580)	Cracker Barrel Old Country Store, Inc.	(97,960)
(540)	McDonald’s Corp.	(162,038)
(5,200)	Norwegian Cruise Line Holdings Ltd.[3]	(132,912)
(1,880)	Papa John’s International, Inc.	(79,731)
(2,400)	Six Flags Entertainment Corp.[3]	(71,904)
(1,400)	Starbucks Corp.	(124,824)
		(760,899)
	Household Durables — (0.7)%
(1,420)	LGI Homes, Inc.[3]	(75,643)
(1,120)	SharkNinja, Inc.[3]	(130,032)
		(205,675)
	Independent Power & Renewable Electricity Producer — (0.4)%
(1,380)	Ormat Technologies, Inc.	(123,386)
	Independent Power Producers & Energy Traders — (0.5)%
(800)	Vistra Corp.	(166,832)
	Industrial Conglomerates — (0.4)%
(840)	3M Co.	(125,345)
	Insurance — (1.7)%
(3,160)	Baldwin Insurance Group, Inc.[3]	(116,415)
(1,900)	First American Financial Corp.	(114,095)
(280)	Kinsale Capital Group, Inc.	(123,393)
(1,820)	Loews Corp.	(164,783)
		(518,686)
	Interactive Media & Service — (0.3)%
(5,300)	Grindr, Inc.[3]	(92,644)
	Media — (0.4)%
(3,860)	News Corp. Class B	(129,001)
	Metals & Mining — (0.7)%
(720)	Alpha Metallurgical Resources, Inc.[3]	(85,010)
(2,260)	Warrior Met Coal, Inc.	(116,119)
		(201,129)
	Multi-Utilities — (0.5)%
(1,740)	Public Service Enterprise Group, Inc.	(156,235)
	Office REITs — (0.4)%
(1,940)	SL Green Realty Corp.	(111,065)
	Oil, Gas & Consumable Fuels — (1.0)%
(1,120)	Expand Energy Corp.	(117,353)
(2,060)	Kinetik Holdings, Inc.	(89,363)
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
(120)	Texas Pacific Land Corp.	$(116,176)
		(322,892)
	Real Estate Management & Development — (0.4)%
(2,400)	St. Joe Co.	(121,200)
	Software — (0.8)%
(320)	Crowdstrike Holdings, Inc. Class A3	(145,463)
(60)	Fair Isaac Corp.[3]	(86,203)
		(231,666)
	Specialized REITs — (0.3)%
(800)	Extra Space Storage, Inc.	(107,488)
	Specialty Retail — (0.9)%
(40)	AutoZone, Inc.[3]	(150,735)
(1,520)	Floor & Decor Holdings, Inc. Class A3	(116,493)
		(267,228)
	Textiles, Apparel & Luxury Goods — (0.6)%
(1,580)	Oxford Industries, Inc.	(60,324)
(18,400)	Under Armour, Inc. Class C3	(115,920)
		(176,244)
	Trading Companies & Distributors — (0.5)%
(1,080)	FTAI Aviation Ltd.	(148,619)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(9,674,583))	(8,961,032)
TOTAL SHORT INVESTMENTS (Proceeds $(9,674,583))	(29.1)%	$(8,961,032)
TOTAL INVESTMENTS (Cost $20,315,065)	102.3%	$31,491,397
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3)	(712,173)
NET ASSETS	100.0%	$30,779,224

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $10,609,352.
[2]	Securities or partial securities on loan.
[3]	Non income-producing security.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2025.
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.2%
20,248	RTX Corp.	$3,190,477
	Banks — 5.7%
17,059	JPMorgan Chase & Co.	5,053,558
16,587	PNC Financial Services Group, Inc.	3,156,009
		8,209,567
	Beverages — 1.2%
12,981	PepsiCo, Inc.	1,790,339
	Broadline Retail — 2.9%
17,914	Amazon.com, Inc.[1]	4,193,846
	Capital Markets — 4.0%
21,981	Charles Schwab Corp.	2,148,203
19,455	Intercontinental Exchange, Inc.	3,595,868
		5,744,071
	Chemicals — 1.4%
19,450	PPG Industries, Inc.	2,051,975
	Commercial Services & Supplies — 1.5%
49,118	Copart, Inc.[1]	2,226,519
	Communications Equipment — 2.8%
59,472	Cisco Systems, Inc.	4,048,854
	Construction Materials — 2.8%
7,092	Martin Marietta Materials, Inc.	4,077,049
	Electrical Equipment — 2.3%
18,141	AMETEK, Inc.	3,353,364
	Electronic Equipment, Instruments & Components — 5.4%
73,517	Amphenol Corp. Class A	7,830,296
	Financial Services — 5.7%
24,207	Global Payments, Inc.	1,935,350
11,292	Mastercard, Inc. Class A	6,396,579
		8,331,929
	Ground Transportation — 3.8%
19,937	Old Dominion Freight Line, Inc.	2,975,597
11,126	Union Pacific Corp.	2,469,638
		5,445,235
	Health Care Equipment & Supplies — 3.4%
25,306	Abbott Laboratories	3,193,364
4,456	Stryker Corp.	1,750,005
		4,943,369
	Health Care Providers & Services — 2.2%
12,309	Labcorp Holdings, Inc.	3,201,325
	Hotels, Restaurants & Leisure — 6.0%
1,091	Booking Holdings, Inc.	6,004,930
18,243	Yum! Brands, Inc.	2,629,728
		8,634,658
	Insurance — 1.6%
8,972	Chubb Ltd.	2,386,911
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Service — 6.4%
48,260	Alphabet, Inc. Class C	$9,307,424
	IT Services — 3.9%
12,872	Accenture PLC Class A	3,438,111
6,474	Gartner, Inc.[1]	2,192,420
		5,630,531
	Life Sciences Tools & Services — 4.4%
19,163	IQVIA Holdings, Inc.[1]	3,561,635
6,081	Thermo Fisher Scientific, Inc.	2,843,962
		6,405,597
	Machinery — 2.6%
5,056	Parker-Hannifin Corp.	3,700,486
	Oil, Gas & Consumable Fuels — 2.3%
21,762	Chevron Corp.	3,299,990
	Pharmaceuticals — 2.5%
2,704	Eli Lilly & Co.	2,001,149
10,914	Zoetis, Inc.	1,591,152
		3,592,301
	Software — 13.3%
8,758	Adobe, Inc.[1]	3,132,649
17,814	Microsoft Corp.	9,503,769
26,158	Oracle Corp.	6,638,116
		19,274,534
	Specialty Retail — 5.4%
4,599	Home Depot, Inc.	1,690,179
13,582	Ross Stores, Inc.	1,854,486
8,335	Ulta Beauty, Inc.[1]	4,292,608
		7,837,273
	Technology Hardware, Storage & Peripherals — 3.9%
27,440	Apple, Inc.	5,695,721
	TOTAL COMMON STOCKS (Cost $55,288,789)	144,403,641
Face Amount
REPURCHASE AGREEMENT* — 1.7%
$2,369,998	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $2,370,088, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $2,405,800, coupon rate of 3.875%, due 5/31/27, market value of $2,417,571)	2,369,998
	TOTAL REPURCHASE AGREEMENT (Cost $2,369,998)	2,369,998
TOTAL INVESTMENTS (Cost $57,658,787)	101.3%	$146,773,639
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(1,819,983)
NET ASSETS	100.0%	$144,953,656

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Automobile Components — 1.0%
105,798	LCI Industries[1]	$10,050,810
	Banks — 11.7%
268,198	Ameris Bancorp	18,331,333
400,555	BankUnited, Inc.	14,608,241
361,588	Cathay General Bancorp	16,351,009
267,545	First Merchants Corp.	10,198,815
1,170,695	FNB Corp.	17,935,048
282,565	Hancock Whitney Corp.	16,874,782
639,147	OceanFirst Financial Corp.	10,724,887
257,313	Western Alliance Bancorp[1]	19,957,196
		124,981,311
	Biotechnology — 2.0%
419,202	Alkermes PLC[2]	11,104,661
907,780	Dynavax Technologies Corp.[1,2]	9,967,424
		21,072,085
	Building Products — 2.6%
843,779	Hayward Holdings, Inc.[2]	12,977,321
1,728,069	Janus International Group, Inc.[1,2]	14,809,551
		27,786,872
	Capital Markets — 6.2%
60,736	Evercore, Inc. Class A	18,290,039
188,033	Stifel Financial Corp.	21,458,326
328,281	Virtu Financial, Inc. Class A	14,490,323
60,083	Virtus Investment Partners, Inc.	11,614,645
		65,853,333
	Chemicals — 2.0%
215,298	Ashland, Inc.	11,100,765
175,678	Minerals Technologies, Inc.	10,215,676
		21,316,441
	Commercial Services & Supplies — 1.1%
133,010	Brink’s Co.	11,617,094
	Construction & Engineering — 3.1%
168,712	Arcosa, Inc.	14,488,986
70,097	Dycom Industries, Inc.[2]	18,842,775
		33,331,761
	Consumer Staples Distribution & Retail — 0.9%
756,701	Grocery Outlet Holding Corp.[1,2]	9,965,752
	Containers & Packaging — 2.2%
501,129	Graphic Packaging Holding Co.	11,205,244
261,884	Silgan Holdings, Inc.	12,185,463
		23,390,707
	Diversified Consumer Services — 1.6%
298,022	Frontdoor, Inc.[2]	17,434,287
	Electric Utilities — 1.0%
252,306	Portland General Electric Co.	10,374,823
	Electrical Equipment — 2.4%
137,364	EnerSys	12,688,313
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — (Continued)
426,678	Sensata Technologies Holding PLC	$13,124,615
		25,812,928
	Electronic Equipment, Instruments & Components — 1.4%
325,241	TTM Technologies, Inc.[2]	15,367,637
	Energy Equipment & Services — 1.1%
930,437	Liberty Energy, Inc.	11,481,593
	Financial Services — 3.5%
120,819	Euronet Worldwide, Inc.[2]	11,741,190
400,555	NCR Atleos Corp.[2]	12,256,983
397,072	Radian Group, Inc.	12,948,518
		36,946,691
	Food Products — 0.9%
567,626	Flowers Foods, Inc.[1]	8,996,872
	Gas Utilities — 2.1%
231,843	New Jersey Resources Corp.	10,643,912
300,090	Northwest Natural Holding Co.	11,979,593
		22,623,505
	Health Care Equipment & Supplies — 3.2%
173,066	CONMED Corp.	8,852,326
183,435	Globus Medical, Inc. Class A2	9,654,184
604,316	Integra LifeSciences Holdings Corp.[2]	7,940,712
1,682,115	Neogen Corp.[2]	7,821,835
		34,269,057
	Health Care Providers & Services — 2.2%
196,493	HealthEquity, Inc.[2]	19,059,821
958,068	NeoGenomics, Inc.[2]	4,637,049
		23,696,870
	Health Care Technology — 1.8%
998,809	Certara, Inc.[1,2]	9,828,280
941,733	Evolent Health, Inc. Class A1,2	9,464,417
		19,292,697
	Hotel & Resort REITs — 0.9%
1,271,981	RLJ Lodging Trust	9,412,659
	Hotels, Restaurants & Leisure — 1.5%
185,039	Boyd Gaming Corp.	15,709,811
	Household Durables — 2.3%
204,631	Helen of Troy Ltd.[1,2]	4,497,789
276,470	La-Z-Boy, Inc.	9,944,626
326,470	Tri Pointe Homes, Inc.[2]	10,055,276
		24,497,691
	Household Products — 0.8%
375,738	Energizer Holdings, Inc.	8,461,620
	Industrial REITs — 1.1%
343,955	STAG Industrial, Inc.	11,807,975
	Interactive Media & Services — 2.3%
432,323	Cargurus, Inc.[2]	14,188,841
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — (Continued)
327,628	Ziff Davis, Inc.[2]	$10,195,783
		24,384,624
	IT Services — 3.0%
203,251	ASGN, Inc.[2]	10,191,005
403,092	DigitalOcean Holdings, Inc.[1,2]	11,230,143
773,028	DXC Technology Co.[2]	10,520,911
		31,942,059
	Leisure Equipment & Products — 1.1%
310,865	YETI Holdings, Inc.[2]	11,421,180
	Life Sciences Tools & Services — 0.9%
122,996	Mesa Laboratories, Inc.	9,406,734
	Machinery — 1.1%
555,335	Hillenbrand, Inc.	11,500,988
	Media — 1.2%
69,661	Nexstar Media Group, Inc.	13,034,270
	Multi-Utilities — 1.0%
190,780	Black Hills Corp.	11,023,268
	Office REITs — 1.0%
1,453,973	Piedmont Realty Trust, Inc.	10,992,036
	Oil, Gas & Consumable Fuels — 4.1%
340,053	CNX Resources Corp.[1,2]	10,307,007
547,367	Sitio Royalties Corp. Class A	9,945,658
425,833	SM Energy Co.	11,748,733
419,494	World Kinect Corp.[1]	11,439,601
		43,440,999
	Pharmaceuticals — 1.6%
234,891	Prestige Consumer Healthcare, Inc.[2]	17,370,190
	Professional Services — 4.4%
40,708	CACI International, Inc. Class A2	18,748,884
164,576	Korn Ferry	11,663,501
635,882	Verra Mobility Corp.[2]	16,062,379
		46,474,764
	Real Estate Management & Development — 1.2%
1,057,553	Cushman & Wakefield PLC[2]	12,891,571
	Semiconductors & Semiconductor Equipment — 2.7%
209,856	Diodes, Inc.[2]	10,360,591
253,177	Rambus, Inc.[2]	18,717,375
		29,077,966
	Software — 5.7%
405,780	Braze, Inc. Class A2	11,309,089
380,310	Five9, Inc.[1,2]	9,823,407
603,673	PagerDuty, Inc.[2]	9,731,209
215,734	Progress Software Corp.[1]	10,372,491
79,675	SPS Commerce, Inc.[2]	8,673,819
525,076	Verint Systems, Inc.[1,2]	11,173,617
		61,083,632
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 4.9%
205,502	Academy Sports & Outdoors, Inc.	$10,437,447
65,961	Asbury Automotive Group, Inc.[2]	14,651,257
472,521	Foot Locker, Inc.[2]	11,831,926
446,924	Valvoline, Inc.[2]	15,754,071
		52,674,701
	Trading Companies & Distributors — 2.7%
113,853	Boise Cascade Co.	9,542,020
94,261	WESCO International, Inc.	19,508,257
		29,050,277
	TOTAL COMMON STOCKS (Cost $910,408,773)	1,061,322,141
Face Amount
REPURCHASE AGREEMENT* — 0.9%
$9,750,350	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $9,750,718, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $9,897,300, coupon rate of 3.875%, due 5/31/27, market value of $9,945,381)	9,750,350
	TOTAL REPURCHASE AGREEMENT (Cost $9,750,350)	9,750,350
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.1%
43,403,384	State Street Navigator Securities Lending Government Money Market Portfolio, 4.33%[3]	43,403,384
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $43,403,384)	43,403,384
TOTAL INVESTMENTS (Cost $963,562,507)	104.5%	$1,114,475,875
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.5)	(48,036,616)
NET ASSETS	100.0%	$1,066,439,259

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2025.
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 3.1%
2,837	RTX Corp.	$447,026
	Banks — 6.0%
1,983	JPMorgan Chase & Co.	587,444
1,511	PNC Financial Services Group, Inc.	287,498
		874,942
	Beverages — 1.6%
1,689	PepsiCo, Inc.	232,947
	Biotechnology — 1.8%
862	Amgen, Inc.	254,376
	Capital Markets — 10.0%
698	Ameriprise Financial, Inc.	361,697
226	Blackrock, Inc.	249,958
4,388	Charles Schwab Corp.	428,839
2,888	Morgan Stanley	411,425
		1,451,919
	Chemicals — 3.8%
620	Linde PLC	285,361
2,590	PPG Industries, Inc.	273,245
		558,606
	Communications Equipment — 3.2%
6,843	Cisco Systems, Inc.	465,871
	Electric Utilities — 2.4%
7,607	Exelon Corp.	341,859
	Electrical Equipment — 2.5%
941	Eaton Corp. PLC	362,022
	Electronic Equipment, Instruments & Components — 3.4%
2,412	TE Connectivity PLC	496,269
	Financial Services — 2.8%
5,139	Fidelity National Information Services, Inc.	408,088
	Food Products — 1.5%
3,329	Mondelez International, Inc. Class A	215,353
	Ground Transportation — 2.4%
1,559	Union Pacific Corp.	346,051
	Health Care Equipment & Supplies — 5.9%
2,792	Abbott Laboratories	352,322
1,307	Becton Dickinson & Co.	232,973
3,061	Medtronic PLC	276,225
		861,520
	Health Care Providers & Services — 2.5%
2,160	Quest Diagnostics, Inc.	361,606
	Hotels, Restaurants & Leisure — 4.1%
1,170	McDonald’s Corp.	351,082
2,793	Starbucks Corp.	249,024
		600,106
	Household Products — 1.5%
1,494	Procter & Gamble Co.	224,802
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2025 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 4.8%
2,265	Allstate Corp.	$460,361
690	Everest Group Ltd.	231,702
		692,063
	IT Services — 1.6%
844	Accenture PLC Class A	225,432
	Machinery — 5.6%
1,382	IDEX Corp.	225,971
868	Illinois Tool Works, Inc.	222,182
1,128	Snap-on, Inc.	362,302
		810,455
	Media — 2.2%
4,474	Omnicom Group, Inc.[1]	322,352
	Multi-Utilities — 2.8%
2,914	DTE Energy Co.	403,327
	Oil, Gas & Consumable Fuels — 4.0%
1,924	Chevron Corp.	291,755
2,322	Phillips 66	286,953
		578,708
	Personal Care Products — 1.8%
12,307	Kenvue, Inc.	263,862
	Pharmaceuticals — 3.1%
4,586	Bristol-Myers Squibb Co.	198,620
1,511	Johnson & Johnson	248,922
		447,542
	Professional Services — 2.5%
2,512	Paychex, Inc.	362,557
	Semiconductors & Semiconductor Equipment — 2.3%
1,842	Texas Instruments, Inc.	333,513
	Software — 2.9%
1,687	Oracle Corp.	428,110
	Specialty Retail — 3.7%
649	Home Depot, Inc.	238,514
2,212	Ross Stores, Inc.	302,026
		540,540
	Technology Hardware, Storage & Peripherals — 2.0%
2,818	NetApp, Inc.	293,438
	Trading Companies & Distributors — 2.0%
1,307	Ferguson Enterprises, Inc.	291,892
	TOTAL COMMON STOCKS (Cost $9,216,035)	14,497,154
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.3%
$34,015	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $34,016, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $34,600, coupon rate of 3.875%, due 5/31/27, market value of $34,841)	$34,015
TOTAL REPURCHASE AGREEMENT (Cost $34,015)		34,015
TOTAL INVESTMENTS (Cost $9,250,050)	100.1%	$14,531,169
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(7,909)
NET ASSETS	100.0%	$14,523,260

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan.
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 6.0%
22,100	SPDR S&P 500 ETF Trust[1]	$13,968,968
30,000	Vanguard S&P 500 ETF[1]	17,430,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	31,399,568
Face Amount
U.S. TREASURY BILLS* — 16.3%
$43,100,000	U.S. Treasury Bill, 3.701% due 08/7/25[1]	43,069,340
43,000,000	U.S. Treasury Bill, 4.065% due 10/9/25[1]	42,649,513
	TOTAL U.S. TREASURY BILLS (Cost $85,737,457)	85,718,853
REPURCHASE AGREEMENT* — 0.2%
1,055,097	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $1,055,137, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $1,071,000, coupon rate of 3.875%, due 5/31/27, market value of $1,076,204)	1,055,097
	TOTAL REPURCHASE AGREEMENT (Cost $1,055,097)	1,055,097
TOTAL PURCHASED OPTIONS (#) (Cost $507,779,490)	107.2%	563,980,000
TOTAL INVESTMENTS (Cost $601,002,653)	129.7%	$682,153,518
LIABILITIES IN EXCESS OF OTHER ASSETS	(29.7)	(156,111,624)
NET ASSETS[2]	100.0%	$526,041,894

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $12,557,189 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	09/19/25	USD	4,000	$2,535,756,000	$545,620,000	$450,808,423	$94,811,577
PUTS:
S&P 500 Index	OCC**	6,000.00	09/19/25	USD	4,000	2,535,756,000	18,360,000	56,971,067	(38,611,067)
TOTAL PURCHASED OPTIONS						$5,071,512,000	$563,980,000	$507,779,490	$56,200,510
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	6,000.00	09/19/25	USD	4,000	2,535,756,000	(163,960,000)	(102,381,969)	(61,578,031)
PUTS:
S&P 500 Index	OCC**	6,200.00	08/15/25	USD	110	69,733,290	(294,800)	(561,845)	267,045
S&P 500 Index	OCC**	6,300.00	08/15/25	USD	220	139,466,580	(1,067,000)	(1,904,804)	837,804
S&P 500 Index	OCC**	5,000.00	09/19/25	USD	4,000	2,535,756,000	(2,720,000)	(9,616,109)	6,896,109
TOTAL PUTS						$2,744,955,870	$(4,081,800)	$(12,082,758)	$8,000,958
TOTAL WRITTEN OPTIONS						$5,280,711,870	$(168,041,800)	$(114,464,727)	$(53,577,073)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2025 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 47.6%
64,400	iShares MSCI Emerging Markets ETF	$3,127,264
40,000	Vanguard FTSE All-World ex-U.S. ETF	2,664,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,956,767)	5,791,264
Face Amount
U.S. TREASURY BILL* — 1.4%
$175,000	U.S. Treasury Bill, 3.701% due 08/7/25	174,875
	TOTAL U.S. TREASURY BILL (Cost $174,876)	174,875
REPURCHASE AGREEMENT* — 0.1%
14,466	With Fixed Income Clearing Corp., dated 7/31/25, 1.36%, principal and interest in the amount of $14,466, due 8/1/25, (collateralized by a U.S. Treasury Note with a par value of $14,700, coupon rate of 3.875%, due 5/31/27, market value of $14,788)	14,466
	TOTAL REPURCHASE AGREEMENT (Cost $14,466)	14,466
TOTAL PURCHASED OPTIONS (#) (Cost $7,438,620)	69.5%	8,459,700
TOTAL INVESTMENTS (Cost $12,584,729)	118.6%	$14,440,305
LIABILITIES IN EXCESS OF OTHER ASSETS	(18.6)	(2,263,423)
NET ASSETS[1]	100.0%	$12,176,882

*	Percentages indicated are based on net assets.
[1]	Cash in the amount of $326,165 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2025 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	09/19/25	USD	60	$38,036,340	$8,184,300	$6,344,280	$1,840,020
PUTS:
S&P 500 Index	OCC**	6,000.00	09/19/25	USD	60	38,036,340	275,400	1,094,340	(818,940)
TOTAL PURCHASED OPTIONS						$76,072,680	$8,459,700	$7,438,620	$1,021,080
WRITTEN OPTIONS
CALLS:
iShares MSCI Emerging Markets ETF	OCC**	49.00	08/15/25	USD	400	1,942,400	(20,400)	(36,380)	15,980
S&P 500 Index	OCC**	6,000.00	09/19/25	USD	60	38,036,340	(2,459,400)	(1,306,200)	(1,153,200)
TOTAL CALLS						$39,978,740	$(2,479,800)	$(1,342,580)	$(1,137,220)
PUTS:
Russell 2000 Index	OCC**	2,150.00	08/15/25	USD	5	1,105,825	(9,900)	(9,885)	(15)
S&P 500 Index	OCC**	6,300.00	08/15/25	USD	10	6,339,390	(48,500)	(86,572)	38,072
S&P 500 Index	OCC**	5,000.00	09/19/25	USD	60	38,036,340	(40,800)	(197,580)	156,780
TOTAL PUTS						$45,481,555	$(99,200)	$(294,037)	$194,837
TOTAL WRITTEN OPTIONS						$85,460,295	$(2,579,000)	$(1,636,617)	$(942,383)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
Fair Value Hierarchy as of Period End:  Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Environmental Accountability Portfolio, Women in Leadership U.S. Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at July 31, 2025.
The following is a summary of the inputs used as of July 31, 2025 in valuing the assets and liabilities of the Secured Options Portfolio and Global Secured Options Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$31,399,568	$—	$—	$31,399,568
U.S. Treasury Bills	—	85,718,853	—	85,718,853
Repurchase Agreement	—	1,055,097	—	1,055,097
Purchased Options
Calls	—	545,620,000	—	545,620,000
Puts	—	18,360,000	—	18,360,000
Total Purchased Options	—	563,980,000	—	563,980,000
Total Investments	31,399,568	650,753,950	—	682,153,518
Total	$31,399,568	$650,753,950	$—	$682,153,518
55

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(163,960,000)	$—	$(163,960,000)
Puts	—	(4,081,800)	—	(4,081,800)
Total Written Options	—	(168,041,800)	—	(168,041,800)
Total	$—	$(168,041,800)	$—	$(168,041,800)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$5,791,264	$—	$—	$5,791,264
U.S. Treasury Bill	—	174,875	—	174,875
Repurchase Agreement	—	14,466	—	14,466
Purchased Options
Calls	—	8,184,300	—	8,184,300
Puts	—	275,400	—	275,400
Total Purchased Options	—	8,459,700	—	8,459,700
Total Investments	5,791,264	8,649,041	—	14,440,305
Total	$5,791,264	$8,649,041	$—	$14,440,305
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(2,479,800)	$—	$(2,479,800)
Puts	—	(99,200)	—	(99,200)
Total Written Options	—	(2,579,000)	—	(2,579,000)
Total	$—	$(2,579,000)	$—	$(2,579,000)
56